ALLOWANCE FOR LOAN LOSSES - Additional Information (Detail) (USD $)	Dec. 31, 2012 Residential Portfolio Segment [Member]	Dec. 31, 2011 Commercial Real Estate Portfolio Segment [Member]
Allowance For Loan Losses [Line Items]
Financing Receivable, Modifications, Recorded Investment	$ 224	$ 3,984